POST-EMPLOYMENT BENEFITS - Retirement Benefit Status (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Present value of obligation	€ (1,872)	€ (1,969)
Fair value of assets	1,804	1,898
Net benefit status:	(68)	(71)
Retirement benefit surplus	21	24
Retirement benefit obligation	€ (89)	€ (95)